Property and Equipment (Details) - Schedule of property and equipment and accumulated depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost:
Cost, Balance at beginning of year	$ 1,407	$ 1,724
Additions	74	139
Cost, Removal upon deconsolidation		(456)
Consolidation of Gix Internet (note 4F)	967
Cost, Currency translation	(25)
Cost, Balance at ending of year	2,423	1,407
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	1,330	1,379
Accumulated Depreciation, Additions		38
Accumulated Depreciation, Removal upon deconsolidation		(87)
Consolidation of Gix Internet (note 4F)	606
Accumulated Depreciation, Additions	99
Accumulated Depreciation, Currency translation	(20)
Accumulated Depreciation, Balance at ending of year	2,015	1,330
Accumulated Depreciation, Property and Equipment, net	408	77
Machinery and equipment [Member]
Cost:
Cost, Balance at beginning of year	735	947
Additions		99
Cost, Removal upon deconsolidation		(311)
Consolidation of Gix Internet (note 4F)
Cost, Currency translation
Cost, Balance at ending of year	735	735
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	692	703
Accumulated Depreciation, Additions		19
Accumulated Depreciation, Removal upon deconsolidation		(30)
Accumulated Depreciation, Additions	10
Accumulated Depreciation, Currency translation	(13)
Accumulated Depreciation, Balance at ending of year	689	692
Accumulated Depreciation, Property and Equipment, net	46	43
Leasehold improvements and furniture [Member]
Cost:
Cost, Balance at beginning of year	135	172
Additions	42	1
Cost, Removal upon deconsolidation		(38)
Consolidation of Gix Internet (note 4F)	425
Cost, Currency translation	(10)
Cost, Balance at ending of year	592	135
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	126	149
Accumulated Depreciation, Additions		3
Accumulated Depreciation, Removal upon deconsolidation		(26)
Consolidation of Gix Internet (note 4F)	205
Accumulated Depreciation, Additions	48
Accumulated Depreciation, Currency translation	(7)
Accumulated Depreciation, Balance at ending of year	372	126
Accumulated Depreciation, Property and Equipment, net	220	9
Computer programs [Member]
Cost:
Cost, Balance at beginning of year	537	605
Additions	32	39
Cost, Removal upon deconsolidation		(107)
Consolidation of Gix Internet (note 4F)	542
Cost, Currency translation	(15)
Cost, Balance at ending of year	1,096	537
Accumulated Depreciation:
Accumulated Depreciation, Balance at beginning of year	512	527
Accumulated Depreciation, Additions		16
Accumulated Depreciation, Removal upon deconsolidation		(31)
Consolidation of Gix Internet (note 4F)	401
Accumulated Depreciation, Additions	41
Accumulated Depreciation, Balance at ending of year	954	512
Accumulated Depreciation, Property and Equipment, net	$ 142	$ 25